Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 103,300.0	$ 89,400.0
Deposits	540,369.0	530,869.0
Financial liabilities designated at fair value through profit or loss	192,130.0	162,786.0
Total deposits	1,421,158.0	1,416,420.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	779,900.0	814,900.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	115,000.0	84,400.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	540,369.0	530,869.0
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	57,000.0	34,000.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	142.3	140.5
U.S. Federal Funds Deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,900.0	9,500.0
Deposits and Advances with the Federal Home Loan Bank [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 9,000.0	$ 0.0